INITIAL PUBLIC OFFERING	12 Months Ended
Nov. 30, 2024
Initial Public Offering
INITIAL PUBLIC OFFERING

NOTE 3. INITIAL PUBLIC OFFERING

Pursuant to the Initial Public Offering, the Company sold 11,500,000 Units at a price of $10.00 per Unit. Each Unit consists of one Class A ordinary share and one redeemable warrant. Only whole warrants are exercisable. Each whole warrant is exercisable to purchase one Class A ordinary share at $11.50 per share.